Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share (Details) (Parenthetical) - $ / shares		1 Months Ended	3 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 28, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor
Fair value of common stock					$ 2.27			$ 3.25
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common shares									11,015,500
Inflamacore LlC License Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase common shares	119,125	119,125	119,125	119,125	600,000	600,000	119,125